FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES
Schedule of financial instruments held at fair value by fair value hierarchy

	Level 1	Level 2	Level 3	Total
As at 30 June 2026	£m	£m	£m	£m

Financial assets at fair value through other comprehensive income:
Unlisted equity investments	—	—	69	69

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	23	—	23
Cash and cash equivalents (money market funds)	173	—	—	173
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	2	—	2
- cash flow hedge	—	13	—	13
- net investment hedge	—	16	—	16
Total financial assets	173	54	69	296

	Level 1	Level 2	Level 3	Total
As at 30 June 2026	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(5)	—	(5)
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	(42)	—	(42)
- cash flow hedge	—	(22)	—	(22)
- net investment hedge	—	(72)	—	(72)
Total financial liabilities	—	(141)	—	(141)

	Level 1	Level 2	Level 3	Total
As at 31 December 2025	£m	£m	£m	£m

Financial assets at fair value through other comprehensive income:
Unlisted equity investments	—	—	67	67

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	26	—	26
Cash and cash equivalents (money market funds)	608	—	—	608
Derivatives designated and effective as hedging instruments:				—
- fair value hedge		3		3
- cash flow hedge	—	11	—	11
- net investment hedge	—	47	—	47
Total financial assets	608	87	67	762

	Level 1	Level 2	Level 3	Total
As at 31 December 2025	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(3)	—	(3)
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	(24)	—	(24)
- cash flow hedge	—	(10)	—	(10)
- net investment hedge	—	(28)	—	(28)
Total financial liabilities	—	(65)	—	(65)

Schedule of carrying value and fair value of financial instruments

	As at 30 June 2026		As at 31 December 2025
	Carrying		Carrying
	value	Fair value	value	Fair value
	£m	£m	£m	£m
Bonds	7,380	6,987	8,102	7,730